Consolidated Schedule of Investments(a)
Invesco Managed Futures Strategy ETF (IMF)
July 31, 2026
(Unaudited)

	Shares	Value
Money Market Funds-91.88%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.61%(b)(c)	222,913,108	$222,913,108
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class, 3.87%(b)(c)	70,741,200	70,741,200
TOTAL INVESTMENTS IN SECURITIES-91.88% (Cost $293,654,308)		293,654,308
OTHER ASSETS LESS LIABILITIES-8.12%		25,948,717
NET ASSETS-100.00%		$319,603,025

Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	$-	$145,228,626	$(74,487,426)	$-	$-	$70,741,200	$1,454,948
Invesco Premier U.S. Government Money Portfolio, Institutional Class	178,766,970	157,032,494	(112,886,356)	-	-	222,913,108	5,351,021
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	60,158,088	416,263	(60,574,351)	-	-	-	319,208
Total	$238,925,058	$302,677,383	$(247,948,133)	$-	$-	$293,654,308	$7,125,177

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	46	October-2026	$4,044,780	$(101,360)	$(101,360)
Gasoline RBOB	42	September-2026	5,493,449	12,801	12,801
LME Copper	35	September-2026	12,102,238	237,882	237,882
LME Primary Aluminum	27	December-2026	2,145,980	63,348	63,348
Low Sulphur Gasoil	36	December-2026	3,705,300	476,643	476,643
New York Harbor Ultra-Low Sulfur Diesel	21	September-2026	3,612,231	225,329	225,329
Soybean	189	November-2026	11,221,875	(77,074)	(77,074)
Soybean Meal	80	December-2026	2,569,600	(93,927)	(93,927)
Soybean Oil	207	December-2026	8,308,980	(601,254)	(601,254)
Wheat	87	December-2026	2,860,125	76,098	76,098
WTI Crude Oil	48	September-2026	4,064,160	353,858	353,858
Subtotal—Commodity Risk				572,344	572,344
See accompanying notes which are an integral part of this schedule.

Invesco Managed Futures Strategy ETF (IMF)—(continued)
July 31, 2026
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	79	September-2026	$11,605,100	$(16,667)	$(16,667)
E-Mini S&P 500 Index	35	September-2026	13,158,688	110,205	110,205
Eurex DAX Index	16	September-2026	11,832,264	239,756	239,756
EURO STOXX 50	156	September-2026	11,438,637	131,660	131,660
Euronext CAC 40 Index	132	August-2026	12,941,072	161,942	161,942
FTSE 100 Index	116	September-2026	16,961,027	510,878	510,878
FTSE/MIB Index	36	September-2026	10,839,568	(22,146)	(22,146)
MEFF Madrid IBEX 35 Index	59	August-2026	13,448,676	311,488	311,488
MSCI Emerging Markets Index	91	September-2026	7,472,465	(496,618)	(496,618)
OML Stockholm OMXS30 Index	388	August-2026	13,250,566	349,241	349,241
S&P/TSX 60 Index	68	September-2026	20,208,290	290,457	290,457
SPI 200 Index	73	September-2026	11,463,041	88,315	88,315
Tokyo Stock Price Index	47	September-2026	11,767,342	300,280	300,280
Subtotal—Equity Risk				1,958,791	1,958,791
Currency Risk
CME Australian Dollar Currency	280	September-2026	19,689,600	337,709	337,709
Subtotal—Long Futures Contracts				2,868,844	2,868,844
Short Futures Contracts
Commodity Risk
Gold	7	December-2026	(2,874,900)	72,279	72,279
Natural Gas	125	December-2026	(4,611,250)	1,039,243	1,039,243
Silver	2	September-2026	(577,860)	27,235	27,235
Subtotal—Commodity Risk				1,138,757	1,138,757
Interest Rate Risk
Australia 10 Year Bonds	414	September-2026	(31,438,873)	75,339	75,339
Canada 10 Year Bonds	275	September-2026	(23,284,385)	203,211	203,211
Euro-Bobl	197	September-2026	(25,802,802)	196,912	196,912
EURO-BTP	141	September-2026	(18,854,098)	50,043	50,043
Euro-Bund	159	September-2026	(22,750,115)	140,694	140,694
Euro-Buxl	94	September-2026	(11,444,620)	97,348	97,348
Euro-OAT	199	September-2026	(26,818,037)	116,226	116,226
Euro-Schatz	213	September-2026	(25,843,572)	72,054	72,054
Long Gilt	209	September-2026	(24,326,331)	673,393	673,393
SFE 3 Year Australian Bonds	430	September-2026	(31,467,794)	6,765	6,765
U.S. Treasury 5 Year Notes	241	September-2026	(25,540,352)	255,837	255,837
U.S. Treasury 10 Year Notes	236	September-2026	(25,488,000)	372,315	372,315
U.S. Treasury 2 Year Notes	124	September-2026	(25,495,563)	103,336	103,336
U.S. Treasury Long Bonds	153	September-2026	(16,571,812)	642,282	642,282
Subtotal—Interest Rate Risk				3,005,755	3,005,755
Currency Risk
Canadian Dollar	372	September-2026	(26,584,980)	241,521	241,521
CME British Pound Currency	60	September-2026	(5,055,750)	(37,247)	(37,247)
CME Euro Foreign Exchange Currency	145	September-2026	(20,934,375)	(57,608)	(57,608)
CME Japanese Yen Currency	284	September-2026	(22,416,475)	(110,551)	(110,551)
See accompanying notes which are an integral part of this schedule.

Invesco Managed Futures Strategy ETF (IMF)—(continued)
July 31, 2026
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
CME New Zealand Dollar Currency	301	September-2026	$(17,751,475)	$(242,408)	$(242,408)
CME Swiss Franc Currency	121	September-2026	(18,800,375)	331,028	331,028
Subtotal—Currency Risk				124,735	124,735
Subtotal—Short Futures Contracts				4,269,247	4,269,247
Total Futures Contracts				$7,138,091	$7,138,091
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of July 31, 2026, all of the securities in the Fund were valued based on Level 1 inputs (see the Consolidated Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.